UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street
Albany, NY                         12207-1002
(Address of principal executive offices)                   (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund

		Schedule of Investments
		March 31, 2013 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
136,839	Dole Food Company Inc. *	$ 1,491,545	0.88%

Cable & Other Pay Television Services
154,817	Starz *	3,429,197	2.03%

Chemical & Allied Products
62,548	Innospec Inc.	2,769,625	1.64%

Computer Communications Equipment
550,758	Emulex Corporation *	3,596,450
360,928	QLogic Corp. *	4,186,765
		7,783,215	4.60%

Construction - Special Trade Contractors
148,943	Matrix Service Co. *	2,219,251	1.31%

Crude Petroleum & Natural Gas
97,743	Approach Resources Inc. *	2,405,455
156,376	Midstates Petroleum Company, Inc. *	1,337,015
175,925	Northern Oil & Gas, Inc. *	2,529,802
363,509	PetroQuest Energy Inc. *	1,613,980
122,685	Stone Energy Corporation *	2,668,399
		10,554,651	6.24%

Drilling Oil & Gas Wells
64,105	Atwood Oceanics Inc. *	3,368,077	1.99%

Electrical Work
53,358	EMCOR Group Inc.	2,261,846	1.34%

Electronic Components & Accessories
188,436	Vishay Intertechnology Inc.*	2,564,614	1.52%

Fire, Marine & Casualty Insurance
92,183	Aspen Insurance Holdings Limited (Bermuda)	3,556,420
113,750	Montpelier Re Holdings Ltd. (Bermuda)	2,963,188
		6,519,608	3.85%

Footwear (No Rubber)
106,746	Iconix Brand Group, Inc. *	2,761,519	1.63%

Glass & Glassware, Pressed or Blown
117,958	Libbey Inc. *	2,280,128	1.35%

Gold and Silver Ores
130,204	Allied Nevada Gold Corp. *	2,143,158
81,325	First Majestic Silver Corp * (Canada)	1,315,025
		3,458,183	2.04%

In Vitro & In Vivo Diagnostic Substances
131,915	Myriad Genetics, Inc. *	3,351,960	1.98%

Industrial Organic Chemicals
50,194	Sensient Technologies Corp.	1,962,083	1.16%

Laboratory Analytical Instruments
40,177	PerkinElmer Inc.	1,351,554	0.80%

Miscellaneous Business Credit Institution
127,375	PHH Corporation *	2,797,155	1.65%

Miscellaneous Furniture & Fixtures
95,790	Hillenbrand, Inc.	2,421,571	1.43%

Motor Vehicle Parts & Accessories
30,150	Visteon Corporation *	1,739,655	1.03%

Oil & Gas Field Services, NEC
131,413	C&J Energy Services, Inc. *	3,009,358	1.78%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
136,186	Symmetry Medical, Inc. *	1,559,330	0.92%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
71,943	Chemtura Corp. *	1,554,688	0.92%

Precious Metal Mining
307,380	Richmont Mines Inc. *	845,295	0.50%

Radio & TV Broadcasting & Communications Equipment
30,883	Loral Space & Communications Inc.	1,911,040	1.13%

Retail - Apparel & Accessory Stores
185,390	Express Inc. *	3,301,796
86,731	The Men's Wearhouse, Inc.	2,898,550
		6,200,346	3.66%

Retail - Family Clothing Stores
102,286	American Eagle Outfitters, Inc.	1,912,748	1.13%

Retail - Miscellaneous Retail
121,817	EZCORP Inc. Class A *	2,594,702	1.53%

Retail - Retail Stores, NEC
69,331	IAC/InterActiveCorp.	3,097,709	1.83%

Retail - Shoe Stores
81,966	Foot Locker, Inc.	2,806,516	1.66%

Rubber & Plastics Footwear
55,100	Deckers Outdoor Corporation *	3,068,519	1.81%

Savings Institution, Federally Chartered
201,451	SI Financial Group, Inc.	2,435,543
187,775	United Financial Bancorp	2,854,180
99,500	Viewpoint Financial Group	2,000,945
		7,290,668	4.31%

Savings Institutions, Not Federally Chartered
119,500	Rockville Financial, Inc.	1,548,720	0.92%

Semiconductors & Related Devices
85,515	Kulicke & Soffa Industries Inc. * (Singapore)	988,553
181,901	Microsemi Corporation *	4,214,646
677,699	TriQuint Semiconductor, Inc. *	3,429,157
		8,632,356	5.10%

Services - Amusement & Recreation Services
255,404	Live Nation Entertainment, Inc. *	3,159,347	1.87%

Services - Business Services
44,115	Comverse, Inc. *	1,236,985
105,975	Lender Processing Services, Inc.	2,698,123
340,435	Premiere Global Services Inc. *	3,741,381
145,550	Websense, Inc. *	2,183,250
		8,622,754	5.10%

Services - Computer Integrated Systems Design
169,041	Convergys Corp.	2,878,768
57,269	Verint Systems Inc. *	2,093,182
		4,971,950	2.94%

Services - Computer Processing & Data Preparation
198,785	Demand Media, Inc. *	1,715,515	1.01%

Services - Hospitals
81,235	Magellan Health Services Inc. *	3,864,349
16,938	MEDNAX, Inc. *	1,518,153
		5,382,502	3.18%

Services - Motion Picture Theaters
266,666	Regal Entertainment Group Class A	4,445,322	2.63%

Services - Prepackaged Software
312,250	Actuate Corporation *	1,875,061
78,915	Progress Software Corporation *	1,801,629
		3,676,690	2.17%

Special Industry Machinery, NEC
141,980	Brooks Automation, Inc.	1,445,356	0.85%

Telegraph & Other Message Communications
90,131	j2 Global, Inc.	3,534,036	2.09%

Transportation Services
70,008	GATX Corp.	3,638,316	2.15%

Wholesale - Lumber & Other Construction Materials
9,585	Boise Cascade Holdings, L.L.C. *	325,315	0.19%

Wholesale - Machinery, Equipment & Supplies
77,390	Applied Industrial Technologies	3,482,550	2.06%

Total for Common Stocks (Cost $118,462,253)		$ 156,754,070	94.33%

MASTER LIMITED PARTNERSHIPS
76,849	Calumet Specialty Products Partners, L.P.	2,862,625	1.69%
Total for Master Limited Parterships (Cost $2,437,328)

REAL ESTATE INVESTMENT TRUSTS
244,179	MFA Financial, Inc.	2,275,748
63,695	Mid-America Apartment Communities Inc.	4,398,777
Total for Real Estate Investment Trusts (Cost $4,357,802)		6,674,525	3.94%

MONEY MARKET FUNDS
2,847,320	SEI Daily Income Treasury Government CL B 0.02% **	2,847,320	1.68%
(Cost $2,847,320)

Total Investment Securities		169,138,540	99.95%
	(Cost $128,104,703)

Other Assets in Excess of Liabilities		86,685	0.05%

Net Assets		$ 169,225,225	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2013.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund

		Schedule of Investments
		March 31, 2013 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
6,657	Dole Food Company Inc. *	$ 72,561	1.39%

Biological Products, (No Diagnostic Substances)
1,625	Life Technologies Corporation *	105,024	2.02%

Computer Communications Equipment
29,875	Emulex Corporation *	195,084
21,400	QLogic Corp. *	248,240
		443,324	8.51%

Construction - Special Trade Contractors
8,100	Matrix Service Co. *	120,690	2.32%

Crude Petroleum & Natural Gas
8,475	Midstates Petroleum Company, Inc. *	72,461
20,425	PetroQuest Energy Inc. *	90,687
6,525	Stone Energy Corporation *	141,919
		305,067	5.86%

Electrical Work
2,825	EMCOR Group Inc.	119,752	2.30%

Gold and Silver Ores
4,375	First Majestic Silver Corp * (Canada)	70,744	1.36%

Industrial Organic Chemicals
2,650	Sensient Technologies Corporation	103,588	1.99%

Laboratory Analytical Instruments
2,125	PerkinElmer Inc.	71,485	1.37%

Miscellaneous Manufacturing Industries
5,100	Hillenbrand, Inc.	128,928
5,850	WMS Industries Inc. *	147,479
		276,407	5.31%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
7,250	Symmetry Medical, Inc. *	83,012	1.59%

Retail - Apparel & Accessory Stores
10,975	Express Inc. *	195,465
4,675	The Men's Wearhouse, Inc.	156,239
		351,704	6.75%

Retail - Family Clothing Stores
5,425	American Eagle Outfitters, Inc.	101,447	1.95%

Retail - Miscellaneous Retail
6,525	EZCORP Inc. Class A *	138,982	2.67%

Retail - Retail Stores, NEC
3,725	IAC/InterActiveCorp.	166,433	3.19%

Retail - Shoe Stores
4,375	Foot Locker, Inc.	149,800	2.88%

Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	74,273
9,725	Microsemi Corporation *	225,328
36,775	TriQuint Semiconductor, Inc. *	186,082
		485,683	9.32%

Services - Business Services
13,025	Premiere Global Services Inc. *	143,145
8,000	Websense, Inc. *	120,000
		263,145	5.06%

Services - Computer Integrated Systems Design
8,850	Convergys Corp.	150,715	2.89%

Services - Computer Processing & Data Preparation
10,175	Demand Media, Inc. *	87,810	1.69%

Services - Hospitals
4,875	Magellan Health Services Inc. *	231,904
925	MEDNAX, Inc. *	82,908
		314,812	6.04%

Services - Motion Picture Theaters
15,450	Regal Entertainment Group Class A	257,551	4.94%

Services - Prepackaged Software
4,200	Progress Software Corporation *	95,886	1.84%

Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	50,000	0.96%

Special Industry Machinery, NEC
7,700	Brooks Automation, Inc.	78,386	1.50%

Telegraph & Other Message Communications
4,750	j2 Global, Inc.	186,247	3.57%

Total for Common Stocks (Cost $3,685,926)		$ 4,650,255	89.26%

REAL ESTATE INVESTMENT TRUSTS
3,775	Mid-America Apartment Communities Inc.	260,702
Total for Real Estate Investment Trusts (Cost $177,396)		260,702	5.00%

MONEY MARKET FUNDS
301,452	SEI Daily Income Treasury Government CL B 0.02% **	301,452	5.79%
(Cost $301,452)

Total Investment Securities		5,212,409	100.05%
	(Cost $4,164,774)

Liabilities in Excess of Other Assets		(2,497)	-0.05%

Net Assets		$ 5,209,912	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2013.

See accompanying notes to Schedules of Investments

Paradigm Select Fund

		Schedule of Investments
		March 31, 2013 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
6,077	Dole Food Company Inc. *	$ 66,239	0.69%

Biological Products, (No Diagnostic Substances)
1,500	Life Technologies Corporation *	96,945	1.01%

Cable & Other Pay Television Services
6,770	Starz *	149,955	1.56%

Chemical & Allied Products
1,600	Innospec Inc.	70,848
4,375	Olin Corp.	110,337
		181,185	1.89%

Computer Communications Equipment
26,500	Emulex Corporation *	173,045
18,350	QLogic Corp. *	212,860
		385,905	4.02%

Construction - Special Trade Contractors
7,175	Matrix Service Co. *	106,907	1.11%

Crude Petroleum & Natural Gas
6,450	Approach Resources Inc. *	158,734
4,850	Denbury Resources Inc. *	90,452
7,550	Midstates Petroleum Company, Inc. *	64,553
19,150	PetroQuest Energy Inc. *	85,026
5,900	Stone Energy Corporation *	128,325
2,125	Whiting Petroleum Corp. *	108,035
		635,125	6.61%

Electrical Work
2,550	EMCOR Group Inc.	108,095	1.12%

Electromedical & Electrotherapeutic Apparatus
6,700	Masimo Corporation	131,454	1.37%

Electronic Components & Accessories
11,560	Vishay Intertechnology Inc. *	157,332	1.64%

Fire, Marine & Casualty Insurance
409	Alleghany Corporation *	161,931
3,375	American Financial Group Inc.	159,908
5,250	Aspen Insurance Holdings Limited (Bermuda)	202,545
4,200	Montpelier Re Holdings Ltd. (Bermuda)	109,410
		633,794	6.60%

Footwear (No Rubber)
3,725	Iconix Brand Group, Inc. *	96,366	1.00%

Gold and Silver Ores
7,250	Allied Nevada Gold Corp. *	119,335
3,900	First Majestic Silver Corp * (Canada)	63,063
		182,398	1.91%

In Vitro & In Vivo Diagnostic Substances
6,250	Myriad Genetics, Inc. *	158,812	1.65%

Industrial Organic Chemicals
2,400	Sensient Technologies Corporation	93,816
1,700	Westlake Chemical Corp.	158,950
		252,766	2.63%

Iron & Steel Foundries
825	Precision Castparts Corp.	156,436	1.63%

Laboratory Analytical Instruments
1,925	PerkinElmer Inc.	64,757	0.67%

Machine Tools, Metal Cutting Types
3,450	Kennametal Inc.	134,688	1.40%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
1,300	PVH Corp.	138,853	1.45%

Miscellaneous Business Credit Institution
4,425	PHH Corporation *	97,173	1.01%

Miscellaneous Furniture & Fixtures
4,575	Hillenbrand, Inc.	115,656	1.20%

Miscellaneous Manufacturing Industries
5,200	WMS Industries Inc. *	131,092	1.36%

Motor Vehicle Parts & Accessories
1,100	Visteon Corporation *	63,470	0.66%

Petroleum Refining
2,950	Western Refining, Inc.	104,460	1.09%
Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
7,425	Chemtura Corp. *	160,454	1.67%

Plastics Products
2,575	AptarGroup Inc.	147,676	1.54%

Printed Circuit Boards
4,800	Jabil Circuit, Inc.	88,704	0.92%

Radio & Tv Broadcasting & Communications Equipment
1,675	Loral Space & Communications Inc.	103,649	1.08%

Retail - Apparel & Accessory Stores
9,600	Express Inc. *	170,976
4,250	The Men's Wearhouse, Inc.	142,035
		313,011	3.26%

Retail - Family Clothing Stores
4,900	American Eagle Outfitters, Inc.	91,630	0.95%

Retail - Miscellaneous Retail
7,175	EZCORP Inc. Class A *	152,828	1.59%

Retail - Radio Tv & Consumer Electronic Stores
4,625	Best Buy Co., Inc.	102,444	1.07%

Retail - Retail Stores, NEC
3,375	IAC/InterActiveCorp.	150,795	1.57%

Retail - Shoe Stores
3,925	Foot Locker, Inc.	134,392	1.40%

Rubber & Plastics Footwear
3,300	Deckers Outdoor Corporation *	183,777	1.91%

Semiconductors & Related Devices
8,275	Cypress Semiconductor Corporation	91,273
5,800	Kulicke & Soffa Industries Inc. * (Singapore)	67,048
8,775	Microsemi Corporation *	203,317
32,599	TriQuint Semiconductor, Inc. *	164,951
		526,589	5.48%

Services - Amusement & Recreation Services
17,100	Live Nation Entertainment, Inc. *	211,527	2.20%

Services - Auto Rental & Leasing
1,850	Ryder System, Inc.	110,538	1.15%

Services - Business Services
1,472	Comverse, Inc. *	41,275
5,950	Lender Processing Services, Inc.	151,487
11,970	Premiere Global Services Inc. *	131,550
		324,312	3.38%

Services - Computer Integrated Systems Design
8,100	Convergys Corp.	137,943
2,927	Verint Systems Inc. *	106,982
		244,925	2.55%

Services - Computer Processing & Data Preparation
9,050	Demand Media, Inc. *	78,101	0.81%

Services - Hospitals
4,450	Magellan Health Services Inc. *	211,687
825	MEDNAX, Inc. *	73,945
		285,632	2.97%

Services - Motion Picture Theaters
13,975	Regal Entertainment Group Class A	232,963	2.42%

Services - Prepackaged Software
3,800	Progress Software Corporation *	86,754	0.90%

Telegraph & Other Message Communications
4,275	j2 Global, Inc.	167,623	1.74%

Transportation Services
3,275	GATX Corporation	170,202	1.77%

Wholesale - Electronic Parts & Equipment, NEC
6,200	Avnet, Inc. *	224,440	2.34%

Wholesale - Lumber & Other Construction Materials
575	Boise Cascade Holdings, L.L.C. *	19,516	0.20%

Wholesale - Machinery, Equipment & Supplies
3,625	Applied Industrial Technologies	163,125	1.70%

Total for Common Stocks (Cost $6,840,460)		$ 8,825,470	91.85%

MASTER LIMITED PARTNERSHIPS
2,700	Calumet Specialty Products Partners, L.P.	100,575	1.05%
Total for Master Limited Parterships (Cost $100,928)

REAL ESTATE INVESTMENT TRUSTS
14,825	Anworth Mortgage Asset Corp.	93,842
22,175	MFA Financial, Inc.	206,671
3,250	Mid-America Apartment Communities Inc.	224,445
Total for Real Estate Investment Trusts (Cost $444,964)		524,958	5.45%

MONEY MARKET FUNDS
79,322	SEI Daily Income Treasury Government CL B 0.02% **	79,322	0.83%
(Cost $79,322)

Total Investment Securities		9,530,325	99.18%
	(Cost $7,465,674)

Other Assets in Excess of Liabilities		78,333	0.82%

Net Assets		$ 9,608,658	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2013.

See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund

		Schedule of Investments
		March 31, 2013 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Commercial Printing
20,000	Consolidated Graphics, Inc. *	$ 782,000	4.14%

Communications Services, NEC
80,000	Kratos Defense & Security Solutions, Inc. *	402,400	2.13%

Computer Communications Equipment
50,000	Extreme Networks, Inc. *	168,500	0.89%

Electromedical & Electrotherapeutic Apparatus
150,000	Solta Medical, Inc. *	330,000
70,000	Synergetics USA, Inc. *	242,900
		572,900	3.03%

Electronic Components & Accessories
90,000	Silicon Image, Inc. *	437,400	2.31%

Electronic Computers
30,000	Omnicell, Inc. *	566,400	2.99%

Footwear, (No Rubber)
10,000	Brown Shoe Co. Inc.	160,000	0.85%

Industrial Instruments for Measurement, Display and Control
40,000	Rudolph Technologies Inc. *	471,200	2.49%

Instruments for Measuring & Testing of Electricity & Electric Signals
30,000	Cohu, Inc.	280,800
90,000	LTX-Credence Corporation *	543,600
		824,400	4.36%

Miscellaneous Electrical Machinery, Equipment & Supplies
100,000	Exide Technologies *	270,000	1.43%

Oil & Gas Field Exploration Services
33,000	TGC Industries Inc.	326,700	1.73%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
30,000	Exactech Inc. *	620,700
140,000	RTI Biologics, Inc. *	550,200
		1,170,900	6.19%

Paper Mills
22,000	KapStone Paper and Packaging Corporation *	611,600	3.23%

Pharmaceutical Preparations
40,000	Nature's Sunshine Products	609,600
40,000	Obagi Medical Products, Inc. *	790,000
		1,399,600	7.40%

Photographic Equipment & Supplies
20,000	Avid Technology, Inc. *	125,400	0.66%

Plastics Products, NEC
30,000	Entegris, Inc. *	295,800	1.56%

Radio & TV Broadcasting & Communications Equipment
100,000	Harmonic Inc. *	579,000	3.06%

Retail - Apparel & Accessory Stores
50,000	Hot Topic, Inc.	694,000
40,000	Tilly’s, Inc. Class A *	508,800
		1,202,800	6.36%

Retail - Auto Dealers & Gasoline Stations
60,000	West Marine Inc. *	685,800	3.63%

Retail - Catalog & Mail-Order Houses
17,000	Insight Enterprises Inc. *	350,540
30,000	PC Connection, Inc.	490,500
		841,040	4.45%

Retail - Eating Places
50,000	Carrols Restaurant Group, Inc. *	259,500	1.37%

Retail - Family Clothing Stores
26,000	Stein Mart Inc.	217,880	1.15%

Retail - Hobby, Toy & Game Shops
130,000	Build-A-Bear Workshop, Inc. *	700,700	3.71%

Retail - Shoe Stores
25,000	Finish Line Inc. Class A	489,750	2.59%

Retail - Women's Clothing Stores
80,000	Coldwater Creek Inc. *	252,800
150,000	New York & Company, Inc. *	613,500
100,000	Wet Seal Inc. Class A *	302,000
		1,168,300	6.18%

Semiconductors & Related Devices
100,000	Photronics, Inc. *	668,000	3.53%

Services - Computer Integrated Systems Design
50,000	Allscripts Healthcare Solutions, Inc. *	679,500
66,500	Dynamics Research Corp. *	396,340
		1,075,840	5.69%

Services - Personal Services
10,000	Steiner Leisure Limited * (Bahamas)	483,600	2.56%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	375,000	1.98%

Surgical & Medical Instruments
150,000	Alphatec Holdings, Inc. *	316,500	1.67%

Telephone & Telegraph Apparatus
30,000	Oplink Communications, Inc. *	492,000	2.60%

Total for Common Stocks (Cost $16,063,794)		$ 18,140,910	95.92%

MONEY MARKET FUNDS
822,030	SEI Daily Income Treasury Government CL B 0.02% **	822,030	4.35%
(Cost $822,030)

Total Investment Securities		18,962,940	100.27%
	(Cost $16,885,824)

Liabilities in Excess of Other Assets		(51,223)	-0.27%

Net Assets		$ 18,911,717	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2013.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2013

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2013 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                      Value Fund          Opportunity Fund

                                                               Select Fund

Cost of Investments

$128,104,703

$4,164,744

        $7,465,674

Gross Unrealized Appreciation

$44,134,319

$1,142,190

  $2,208,891

Gross Unrealized Depreciation

  ($3,100,482)

 ($94,555)

   ($144,240)

Net Unrealized Appreciation

   (Depreciation) on Investments

 $41,033,837

  $1,047,635

  $2,064,651

                                                                    Micro-Cap Fund

Cost of Investments

   $16,885,824

Gross Unrealized Appreciation

  $2,717,435

Gross Unrealized Depreciation

         ($640,319)

Net Unrealized Appreciation

   (Depreciation) on Investments

  $2,077,116

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earning and profits resulting in the excess portion of such dividends being designated as return of capital. Annually, income or loss from the MLPs is reclassified upon receipt of the MLPs K-1s. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken on the Funds’ 2013 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2013:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$156,754,070	$0	$0	$156,754,070
Master Limited Partnerships	$2,862,625	$0	$0	$2,862,625
Real Estate Investment Trusts	$6,674,525	$0	$0	$6,674,525
Money Market Funds	$2,847,320	$0	$0	$2,847,320
Total	$169,138,540	$0	$0	$169,138,540

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,650,255	$0	$0	$4,650,255
Real Estate Investment Trusts	$260,702	$0	$0	$260,702
Money Market Funds	$301,452	$0	$0	$301,452
Total	$5,212,409	$0	$0	$5,212,409

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,825,470	$0	$0	$8,825,470
Master Limited Partnerships	$100,575	$0	$0	$100,575
Real Estate Investment Trusts	$524,958	$0	$0	$524,958
Money Market Funds	$79,322	$0	$0	$79,322
Total	$9,530,325	$0	$0	$9,530,325

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,140,910	$0	$0	$18,140,910
Money Market Funds	$822,030	$0	$0	$822,030
Total	$18,962,940	$0	$0	$18,962,940

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended March 31, 2013.  There were no transfers into or out of the levels during the period ended March 31, 2013.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:             5/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:             5/22/2013

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:              5-24-2013